Financial Liabilities - Secured Senior Notes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	May 24, 2011
8% Secured Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Percentage of redeemable aggregate principal amount		35.00%
Percentage of redemption price, 2014	108.00%
Percentage of redemption price, 2015	104.00%
Percentage of redemption price, 2016	102.00%
Percentage of redemption price, 2017	100.00%
8% Secured Senior Notes Due 2019 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Required prior notice for redemption		30 days
8% Secured Senior Notes Due 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Required prior notice for redemption		60 days
8.25% Secured Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Percentage of redeemable aggregate principal amount		35.00%
Percentage of redemption price, 2014	108.25%
Percentage of redemption price, 2016	104.125%
Percentage of redemption price, 2017	102.75%
Percentage of redemption price, 2018	101.375%
Percentage of redemption price, 2019	100.00%
8.25% Secured Senior Notes Due 2021 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Required prior notice for redemption		30 days
8.25% Secured Senior Notes Due 2021 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Required prior notice for redemption		60 days
Secured Senior Notes [Member]
Debt Instrument [Line Items]
Percent of senior notes outstanding		25.00%